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                                                                       59707 2/00
Prospectus Supplement
dated March 6, 2000 to:
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Putnam International Voyager Fund (the "fund")
to Prospectuses dated December 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio. Their length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

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Manager                   Since   Experience
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
Joseph P. Joseph          1999    1994 - Present           Putnam Management
Managing Director
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Omid Kamshad              1997    1996 - Present           Putnam Management
Managing Director                 1995 - 1996              Lombard Odier International
                                  Prior to April 1995      Barring Asset Management
                                                           Company
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Joshua L. Byrne           1997    1993 - Present           Putnam Management
Senior Vice President
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Andrew Graham             2000    1999 - Present           Putnam Management
Senior Vice President             1998 - 1999              Scottish Widows Investment
                                                           Management
                                  Prior to February 1998   Zurich Investment Management
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Nigel P. Hart             1997    1997 - Present           Putnam Management
Senior Vice President             Prior to November 1997   IAI International
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